INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	September 30, 2023	December 31, 2022

Patents and licenses	$2,233,332	$2,147,728
Other	5,017	5,017
Total intangible assets gross	2,238,349	2,152,745
Less: accumulated amortization	(1,062,141)	(942,538)
Intangible assets, net	$1,176,208	$1,210,207

Schedule of future amortization of intangible assets

2023	$41,002
2024	164,008
2025	164,008
2026	164,008
2027 and beyond	643,182
Total	$1,176,208